Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Cost of property plant and equipment, beginning of period	$ 210,166	$ 6,819
Accumulated depreciation of property plant and equipment, beginning of period	4,084	2,883
Transfers from E&E (Note 9)		(9,091)
Additions	125,985	194,621
Disposals	(50)	(365)
Depreciation for the year	1,484	1,479
Disposals	(19)	(278)
Cost of property plant and equipment, end of period	336,101	210,166
Accumulated depreciation of property plant and equipment, end of period	5,549	4,084
Total property, plant and equipment	330,552	206,082
Right of Use assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost of property plant and equipment, beginning of period	3,652	3,378
Accumulated depreciation of property plant and equipment, beginning of period	1,643	1,024
Additions	1,096	549
Disposals	(14)	(275)
Depreciation for the year	949	807
Disposals	(14)	(188)
Cost of property plant and equipment, end of period	4,734	3,652
Accumulated depreciation of property plant and equipment, end of period	2,578	1,643
Total property, plant and equipment	2,156	2,009
Thacker Pass Project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost of property plant and equipment, beginning of period	202,819
Transfers from E&E (Note 9)		9,091
Additions	124,613	193,728
Cost of property plant and equipment, end of period	327,432	202,819
Total property, plant and equipment	327,432	202,819
Equipment and machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost of property plant and equipment, beginning of period	2,950	2,740
Accumulated depreciation of property plant and equipment, beginning of period	2,231	1,644
Additions	52	210
Disposals	(36)
Depreciation for the year	453	587
Disposals	(5)
Cost of property plant and equipment, end of period	2,966	2,950
Accumulated depreciation of property plant and equipment, end of period	2,679	2,231
Total property, plant and equipment	287	719
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost of property plant and equipment, beginning of period	745	701
Accumulated depreciation of property plant and equipment, beginning of period	210	215
Additions	224	134
Disposals		(90)
Depreciation for the year	82	85
Disposals		(90)
Cost of property plant and equipment, end of period	969	745
Accumulated depreciation of property plant and equipment, end of period	292	210
Total property, plant and equipment	$ 677	$ 535